Inventories - Summary Of Inventories Consist (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory Disclosure [Abstract]
Investigational products	¥ 27,237	$ 4,274	¥ 0